Trade Payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
TRADE PAYABLES
NOTE 11:-	TRADE PAYABLES

	December 31,
	2018	2017
	USD in thousands

Open debts	$978	$399
Accrued expenses	640	618

	$1,618	$1,017